Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income And Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Research and development funding	132	52	65
Phase-out and start-up costs	(38)	(1)	(8)
Exchange gain (loss), net	—	4	4
Patent costs	(1)	(8)	(9)
Gain on sale of businesses and non-current assets	7	8	4
Other, net	3	(2)	(1)
Total	103	53	55